UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6385

        Nuveen Ohio Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO) October 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 1.8% (1.3% of Total Investments)
$2,730	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$2,813,292
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 10.3% (7.0% of Total Investments)
1,200	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Findlay, Series 1996,	9/06 at 101.00	Ba1	1,219,380
	6.125%, 9/01/16
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001,	12/11 at 100.00	Baa1	1,062,330
	5.500%, 12/01/15
1,415	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004,	11/14 at 100.00	AA	1,485,043
	5.000%, 11/01/21
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004,	12/14 at 100.00	AAA	1,371,216
	5.000%, 12/01/25 - AMBAC Insured
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003,	10/13 at 100.00	AA	1,828,978
	5.125%, 10/01/24
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenburg University, Series 2005,	12/15 at 100.00	Baa1	1,001,530
	5.000%, 12/01/29
1,200	Ohio State University, General Receipts Bonds, Series 2002A, 5.125%, 12/01/31	12/12 at 100.00	AA	1,241,340
3,000	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	AA	3,228,870
1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 1/01/21 - AMBAC Insured	1/13 at 100.00	AAA	1,577,255
850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 - FGIC	6/13 at 100.00	AAA	887,230
	Insured
1,200	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 - AMBAC	6/14 at 100.00	AAA	1,264,560
	Insured

	Healthcare - 25.3% (17.3% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,	11/09 at 101.00	Baa1	2,028,560
	Summa Health System, Series 1998A, 5.375%, 11/15/24
1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System, Series	2/07 at 102.00	AAA	1,046,020
	1997, 5.625%, 2/15/17 - MBIA Insured
2,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	Aa3	2,192,560
	6.000%, 1/01/32
4,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series	8/12 at 101.00	A	4,666,005
	2002A, 5.625%, 8/15/32
	Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Children's Hospital
	Project, Series 1996A:
1,000	5.750%, 11/01/20	11/06 at 101.00	Aa2	1,022,200
1,500	5.875%, 11/01/25	11/06 at 101.00	Aa2	1,532,295
2,455	Hamilton County, Ohio, Revenue Bonds, Children's Hospital Medical Center, Series 2004J, 5.250%,	5/14 at 100.00	AAA	2,643,790
	5/15/16 - FGIC Insured
2,405	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley	5/06 at 102.00	BBB+	2,475,803
	Medical Center, Series 1996A, 6.250%, 5/15/16
1,500	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering	4/06 at 102.00	AAA	1,543,740
	Medical Center, Series 1996, 5.625%, 4/01/16 - MBIA Insured
3,000	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999,	4/10 at 101.00	A	3,299,100
	6.750%, 4/01/18
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
2,500	5.000%, 5/01/30	5/14 at 100.00	AA	2,545,050
2,500	5.000%, 5/01/32	No Opt. Call	AA	2,541,025
6,000	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement	11/08 at 101.00	A-	6,119,700
	Bonds, Series 1998, 5.375%, 11/01/29
2,500	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A-	2,701,575
	Obligated Group, Series 2000B, 6.375%, 11/15/30
1,500	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity Health	10/10 at 100.00	A3	1,622,550
	System, Series 2000, 6.375%, 10/01/20
1,705	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001,	10/11 at 101.00	AA	1,844,452
	5.750%, 10/01/21 - RAAI Insured

	Housing/Multifamily - 6.9% (4.7% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project, Series	2/06 at 101.00	Aaa	1,395,997
	1994A, 5.950%, 2/20/30
975	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, West Tech	9/10 at 102.00	Aaa	992,969
	Apartments Project, Series 2002A, 5.350%, 3/20/33 (Alternative Minimum Tax)
1,435	Cuyahoga County, Ohio, GNMA Collateralized Loan Multifamily Housing Revenue Bonds, Water Street	6/08 at 105.00	Aaa	1,529,308
	Associates Ltd., Series 1997, 6.150%, 12/20/26 (Alternative Minimum Tax)
	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Longwood
	Phase One Associates LP, Series 2001A:
2,475	5.350%, 1/20/21 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,570,337
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,319,368
1,000	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Livingston	9/12 at 102.00	Aaa	1,031,400
	Park Apartments Project, Series 2002A, 5.350%, 9/20/27 (Alternative Minimum Tax)
985	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/06 at 102.00	Aa	997,145
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

	Housing/Single Family - 3.6% (2.6% of Total Investments)
1,295	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	9/07 at 102.00	Aaa	1,324,280
	Bonds, Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)
2,045	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	3/08 at 101.50	AAA	2,098,190
	Bonds, Series 1998A-1, 5.300%, 9/01/19 (Alternative Minimum Tax) - FSA Insured
2,140	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	9/08 at 102.00	Aaa	2,181,623
	Bonds, Series 1997B, 5.400%, 9/01/29 (Alternative Minimum Tax)
125	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	3/12 at 100.00	Aaa	128,148
	Bonds, Series 2002D, 5.400%, 9/01/34 (Alternative Minimum Tax)

	Industrials - 0.3% (0.2% of Total Investments)
530	Cleveland-Cuyahoga County Port Authority, Ohio, Bond Fund Program Development Revenue Bonds, Myers	11/14 at 100.00	N/R	535,411
	University, Series 2004E, 5.600%, 5/15/25

	Long-Term Care - 0.7% (0.5% of Total Investments)
1,000	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series 1999A,	10/08 at 102.00	BBB	1,034,840
	5.800%, 10/01/23

	Tax Obligation/General - 45.3% (31.0% of Total Investments)
1,000	Ansonia Local School District, Darke County, Ohio, General Obligation Bonds, Series 2000, 5.500%,	12/10 at 102.00	Aaa	1,105,770
	12/01/22 - MBIA Insured
1,000	Bay Village City School District, Ohio, General Obligation Unlimited Tax School Improvement Bonds,	12/10 at 100.00	Aa2	1,038,280
	Series 2001, 5.000%, 12/01/25
270	Berea City School District, Ohio, General Obligation Unlimited Tax School Improvement Bonds, Series	12/05 at 100.00	AAA	271,480
	1993, 7.500%, 12/15/06 - AMBAC Insured
	Butler County, Ohio, General Obligation Judgment Bonds, Series 2002:
2,030	5.250%, 12/01/21	12/12 at 101.00	Aa3	2,190,918
2,140	5.250%, 12/01/22	12/12 at 101.00	Aa3	2,303,346
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,345	5.000%, 12/01/21 - MBIA Insured	12/12 at 100.00	Aaa	1,409,600
1,200	5.000%, 12/01/22 - MBIA Insured	12/12 at 101.00	Aaa	1,254,300
1,560	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, School Facilities	12/11 at 100.00	Aaa	1,599,796
	Construction and Improvement Bonds, Series 2001B, 5.000%, 12/01/28 - FGIC Insured
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2005,	6/15 at 100.00	Aaa	1,552,485
	5.000%, 12/01/30 - FSA Insured
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 -	6/14 at 100.00	AAA	1,065,060
	AMBAC Insured
2,600	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	2,789,722
	5.250%, 6/01/21 - FSA Insured
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	6/14 at 100.00	AAA	1,044,290
	5.000%, 12/01/22 - FSA Insured
1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	1,264,884
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 - AMBAC Insured	6/14 at 100.00	AAA	1,076,100
1,000	Dublin, Ohio, Unlimited Tax Various Purpose Improvement Bonds, Series 2000A, 5.000%, 12/01/20	12/10 at 100.00	Aaa	1,047,050
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds,	12/13 at 100.00	AAA	1,045,250
	Series 2003, 5.000%, 12/01/22 - FSA Insured
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2005,	6/15 at 100.00	Aaa	1,251,010
	5.000%, 12/01/24 - MBIA Insured
1,300	Franklin County, Ohio, Limited Tax General Obligation Refunding Bonds, Series 1993, 5.375%,	12/08 at 102.00	AAA	1,391,598
	12/01/20
2,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School Improvement	12/11 at 100.00	Aaa	2,060,980
	Bonds, Series 2001, 5.000%, 12/15/26 - MBIA Insured
1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	6/13 at 100.00	Aaa	1,211,806
	12/01/22 - MBIA Insured
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aaa	2,070,920
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 - FGIC Insured
2,000	Louisville City School District, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/29 -	12/11 at 100.00	Aaa	2,048,880
	FGIC Insured
1,515	Massillon City School District, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/21 -	12/12 at 100.00	Aaa	1,627,958
	MBIA Insured
760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	Aaa	788,614
	5.000%, 12/01/25 - FGIC Insured
1,260	Morgan Local School District, Morgan, Muskingum and Washington Counties, Ohio, Unlimited Tax	12/10 at 101.00	AA	1,394,177
	General Obligation School Improvement Bonds, Series 2000, 5.750%, 12/01/22
3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23	2/13 at 100.00	AA+	3,123,540
	Olentangy Local School District, Deleware and Franklin Counties, Ohio, General Obligation Bonds,
	Series 2004A:
1,315	5.250%, 12/01/23 - FGIC Insured	6/14 at 100.00	AAA	1,409,193
3,380	5.250%, 12/01/24 - FGIC Insured	6/14 at 100.00	AAA	3,617,073
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22 -	12/14 at 100.00	AAA	1,584,685
	FGIC Insured
1,155	Perry Local School District, Allen County, Ohio, General Obligation Bonds, Series 2001, 5.250%,	12/11 at 101.00	AAA	1,251,212
	12/01/25 - AMBAC Insured
2,720	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	AAA	2,789,387
	Bonds, School Facilities Construction and Improvement, Series 2001, 5.000%, 12/01/28 - FGIC
	Insured
1,100	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds, Series	6/12 at 100.00	Aaa	1,201,618
	2002, 5.500%, 12/01/17 - FGIC Insured
280	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds, Series	6/11 at 100.00	Aaa	310,867
	2000, 6.000%, 12/01/20 - FGIC Insured
1,445	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/27 - FGIC Insured	12/11 at 100.00	AAA	1,485,735
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	AAA	1,030,450
	5.000%, 12/01/30 - MBIA Insured
2,830	Springfield Township, Hamilton County, Ohio, Various Purpose Limited Tax General Obligation Bonds,	12/11 at 100.00	Aa3	2,968,613
	Series 2002, 5.250%, 12/01/27
2,000	Strongsville, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/21 - FGIC Insured	12/11 at 100.00	Aaa	2,092,360
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996,	12/06 at 102.00	Aa2	73,257
	5.950%, 12/01/21
2,000	Sugarcreek Local School District, Athens County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aaa	2,127,240
	5.250%, 12/01/27 - MBIA Insured
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 - FGIC Insured	6/14 at 100.00	AAA	2,646,610
1,170	5.000%, 12/01/22 - FGIC Insured	6/14 at 100.00	AAA	1,225,224
1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aaa	1,033,870
	12/01/28 - MBIA Insured
2,000	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose General	6/11 at 100.00	AAA	2,052,280
	Obligation Bonds, Series 2001, 5.000%, 12/01/27 - MBIA Insured
1,000	Westlake, Ohio, Various Purpose General Obligation Improvement and Refunding Bonds, Series 1997,	12/08 at 101.00	Aaa	1,070,960
	5.550%, 12/01/17
2,155	Youngstown City School District, Mahoning County, Ohio, General Obligation Bonds, Series 2005,	12/14 at 100.00	AAA	2,246,781
	5.000%, 12/01/25 - FSA Insured

	Tax Obligation/Limited - 10.4% (7.2% of Total Investments)
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 -	6/14 at 100.00	AAA	1,429,128
	AMBAC Insured
3,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	AAA	3,134,010
	Authority, Series 2005, 5.000%, 12/01/27 - AMBAC Insured
1,085	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AAA	1,143,373
	5.000%, 12/01/18 - FGIC Insured
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%, 6/01/26 -	6/14 at 100.00	Aaa	1,037,760
	MBIA Insured
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2001B:
1,000	5.500%, 10/01/15 - AMBAC Insured	4/12 at 100.00	AAA	1,092,690
1,000	5.500%, 10/01/17 - AMBAC Insured	4/12 at 100.00	AAA	1,090,320
1,000	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II, 5.000%,	6/13 at 100.00	AA	1,060,790
	6/01/16
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project,	4/14 at 100.00	AAA	2,864,482
	Series 2004A, 5.250%, 4/01/15 - MBIA Insured
800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	835,080
	Series 2005A, 5.000%, 4/01/25 - FSA Insured
2,500	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project,	4/15 at 100.00	AAA	2,609,625
	Series 2005A, 5.000%, 4/01/25 - FSA Insured
175	Ohio Department of Transportation, Certificates of Participation, Rickenbacker International	4/06 at 100.00	AA	175,206
	Airport Improvements, Series 1996, 6.125%, 4/15/15 (Alternative Minimum Tax)

	Transportation - 7.8% (5.4% of Total Investments)
1,780	Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.250%, 1/01/16 - FSA Insured	1/10 at 101.00	AAA	1,889,684
3,430	Cleveland, Ohio, Parking Facilities Revenue Refunding Bonds, Series 1996, 5.500%, 9/15/22 - MBIA	9/06 at 102.00	AAA	3,557,802
	Insured
3,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	AA	3,076,290
	12/01/23 (Alternative Minimum Tax) - RAAI Insured
1,500	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery	2/08 at 102.00	AAA	1,582,455
	Worldwide Airlines Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18
2,000	Ohio Turnpike Commission, Revenue Bonds, Series 1998A, 5.500%, 2/15/18 - FGIC Insured	No Opt. Call	AAA	2,254,640

	U.S. Guaranteed *** - 16.3% (11.2% of Total Investments)
2,025	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	2,130,158
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)
1,000	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2001,	12/11 at 100.00	AAA	1,094,340
	5.375%, 12/01/15 (Pre-refunded to 12/01/11) - MBIA Insured
420	Cleveland, Ohio, Waterworks Revenue Refunding and Improvement Bonds, Series 1998I, 5.000%, 1/01/28	1/08 at 101.00	AAA	439,559
	(Pre-refunded to 1/01/08) - FSA Insured
1,210	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 1999, 4.875%, 12/01/24	6/09 at 101.00	AAA	1,282,322
	(Pre-refunded to 6/01/09) - AMBAC Insured
1,415	Franklin County, Ohio, First Mortgage Revenue, OCLC Inc. Project, Series 1979, 7.500%, 6/01/09	12/05 at 100.00	AAA	1,506,282
2,110	Hamilton County, Ohio, Sewer System Revenue and Improvement Bonds, Metropolitan Sewer District of	6/10 at 101.00	AAA	2,330,389
	Greater Cincinnati, Series 2000A, 5.750%, 12/01/25 (Pre-refunded to 6/01/10) - MBIA Insured
1,000	Hilliard School District, Ohio, General Obligation School Improvement Bonds, Series 2000, 5.750%,	12/10 at 101.00	AAA	1,111,900
	12/01/24 (Pre-refunded to 12/01/10) - FGIC Insured
1,000	London City School District, Ohio, General Obligation School Facilities Construction and	12/11 at 100.00	Aaa	1,074,040
	Improvement Bonds, Series 2001, 5.000%, 12/01/29 (Pre-refunded to 12/01/11) - FGIC Insured
2,500	Marion County, Ohio, Hospital Revenue Refunding and Improvement Bonds, The Community Hospital,	5/06 at 102.00	BBB+***	2,591,900
	Series 1996, 6.375%, 5/15/11 (Pre-refunded to 5/15/06)
4,315	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue	2/09 at 102.00	N/R***	4,717,848
	Refunding Bonds, Series 1999G, 5.950%, 2/01/24 (Pre-refunded to 2/01/09)
1,220	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds, Series	6/11 at 100.00	Aaa	1,363,728
	2000, 6.000%, 12/01/20 (Pre-refunded to 6/01/11) - FGIC Insured
1,000	Upper Arlington City School District, Ohio, General Obligation Improvement Bonds, Series 1996,	12/06 at 101.00	AAA	1,033,300
	5.250%, 12/01/22 (Pre-refunded to 12/01/06) - MBIA Insured
2,000	Wayne Local School District, Warren County, Ohio, Unlimited Tax General Obligation School	12/06 at 101.00	AAA	2,085,200
	Improvement Bonds, Series 1996, 6.100%, 12/01/24 (Pre-refunded to 12/01/06) - AMBAC Insured
3,000	West Clermont Local School District, Clermont County, Ohio, Unlimited Tax General Obligation School	12/05 at 100.00	AAA	3,007,830
	Improvement Bonds, Series 1995, 6.000%, 12/01/18 (Pre-refunded to 12/01/05) – AMBAC Insured

	Utilities - 7.0% (4.8% of Total Investments)
4,000	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds, Series	2/12 at 100.00	Aaa	4,162,880
	2002, 5.000%, 2/15/22 - MBIA Insured
2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	AAA	2,091,660
	Hydroelectric Project - Joint Venture 5, Series 2004, 5.000%, 2/15/20 - AMBAC Insured
3,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership Project,	4/07 at 102.00	AAA	3,127,440
	Series 1997, 5.625%, 1/01/23 (Alternative Minimum Tax) - AMBAC Insured
1,700	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	1,710,268
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

	Water and Sewer - 9.9% (6.8% of Total Investments)
	Cincinnati, Ohio, Water System Revenue Bonds, Series 2001:
1,000	5.500%, 12/01/17	6/11 at 100.00	AA+	1,084,500
3,510	5.000%, 12/01/18	6/11 at 100.00	AA+	3,679,322
3,000	5.000%, 12/01/19	6/11 at 100.00	AA+	3,139,830
1,000	5.000%, 12/01/20	6/11 at 100.00	AA+	1,048,030
2,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2003, 5.000%, 12/01/22	6/11 at 100.00	AA+	2,074,300
1,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G,	No Opt. Call	AAA	1,128,440
	5.500%, 1/01/21 - MBIA Insured
40	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1996H,	1/06 at 102.00	AAA	40,947
	5.750%, 1/01/26 - MBIA Insured
580	Cleveland, Ohio, Waterworks Revenue Refunding and Improvement Bonds, Series 1998I, 5.000%,	1/08 at 101.00	AAA	595,921
	1/01/28 - FSA Insured
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 - FSA Insured	10/15 at 100.00	Aaa	1,318,356
1,500	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality	6/15 at 100.00	AAA	1,567,905
	Project, Series 2005B, 5.000%, 6/01/25

$218,620	Total Long-Term Investments (cost $220,548,409) - 145.6%			229,561,626

	Other Assets Less Liabilities - 3.2%			5,147,641

	Preferred Shares, at Liquidation Value - (48.8)%			(77,000,000)

	Net Assets Applicable to Common Shares - 100%			$157,709,267

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $220,490,883.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

Gross unrealized:
Appreciation	$9,436,621
Depreciation	(365,878)

Net unrealized appreciation of investments	$9,070,743

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         12/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         12/29/05

* Print the name and title of each signing officer under his or her signature.